Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 12, 2023	Oct. 09, 2023	Mar. 31, 2024
Common Stock [Abstract]
Ordinary shares		3,050,000
Shares priced	$ 4
Net proceeds	$ 9,473		$ 9,473